Operating Segment Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Intersegment sales	¥ (4,314)	¥ (4,731)	¥ (5,413)
Total segment sales	1,924,497	1,903,477	1,941,336
Total segment profit	131,832	48,545	128,381
Corporate expenses and elimination	(68,398)	(66,613)	(70,310)
Interest and dividend income	3,048	3,129	2,985
Interest expense	(7,377)	(6,979)	(8,528)
Foreign currency exchange loss, net	(121)	(4,355)	(5,956)
Losses on impairment of securities	(332)	(5,012)	(1,844)
Other, net	(479)	(652)	(559)
Income (loss) before income taxes and equity in earnings of affiliates	58,173	(31,937)	44,169
Imaging And Solutions
Segment Reporting Information [Line Items]
Total segment sales	1,685,391	1,671,100	1,712,630
Total segment profit	137,956	54,968	132,286
Industrial Products
Segment Reporting Information [Line Items]
Total segment sales	97,408	102,783	112,445
Total segment profit	(854)	(1,665)	998
Other
Segment Reporting Information [Line Items]
Total segment sales	146,012	134,325	121,674
Total segment profit	¥ (5,270)	¥ (4,758)	¥ (4,903)